SUPPLEMENTARY CASH FLOW INFORMATION (Tables)	3 Months Ended
Nov. 30, 2021
Supplementary Cash Flow Information [Abstract]
Disclosure of detailed information about non-cash working capital [Table Text Block]
Period ended	November 30, 2021	November 30, 2020

Amounts receivable, prepaid expenses and other assets	$(503)	$(146)
Payment of bank advisory fees	-	(2,890)
Accounts payable and other liabilities	(314)	(706)
	$(817)	$(3,742)